Employee Benefit Plan	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan
Employee Benefit Plan

18. Employee Benefit Plan

The Company sponsors a 401(k) plan which stipulates that eligible employees can elect to contribute to the 401(k) plan, subject to certain limitations, up to the lesser of the statutory maximum or 100% of eligible compensation on a pre-tax basis. For the years ended December 31, 2025, and 2024, the Company made matching contributions of $0.3 million and $0.3 million, respectively.